COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Income from interests (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on overdrafts	$ 3,133,108	$ 4,042,925	$ 9,384,301
Interest on promissory notes	11,194,804	9,398,203	12,079,774
Interest on personal loans	19,401,947	21,393,779	26,542,271
Interest on corporate unsecured loans	6,918,453	9,029,045	12,619,750
Interest on credit card loans	5,927,631	5,763,900	9,894,527
Interest on mortgage loans	7,062,856	6,029,525	7,771,001
Interest on automobile and other secured loan	1,548,516	1,114,558	1,424,065
Interest on foreign trade loans	1,243,547	2,193,377	3,556,327
Interest on financial leases	1,581,186	1,063,245	2,321,257
Interest on public and private securities measured at amortized cost	27,672,634	30,979,499
Others	17,747,199	6,651,000	6,456,407
Total	$ 103,431,881	$ 97,659,056	$ 92,049,680